Financial instruments - Summary of Fair Values of Financial Assets and Financial Liabilities (Details) - EUR (€) € in Millions	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Financial assets
Cash and cash equivalents	€ 4,970	€ 4,159	€ 4,994
Financial assets at amortised cost	1,395	1,415	1,079
Financial assets at fair value through other comprehensive income	586	609	438
Financial assets	7,921	7,276	7,590
Derivatives
Financial assets
Financial assets at fair value through profit or loss	118	112	67
Other
Financial assets
Financial assets at fair value through profit or loss	852	981	1,012
Fair value
Financial assets
Cash and cash equivalents	4,970	4,159	4,994
Financial assets at amortised cost	1,395	1,415	1,079
Financial assets at fair value through other comprehensive income	586	609	438
Financial assets	7,921	7,276	7,590
Financial liabilities
Bank loans and overdrafts	(460)	(506)	(606)
Bonds and other loans	(27,836)	(26,112)	(26,265)
Lease liabilities	(1,358)	(1,395)	(1,428)
Derivatives	(537)	(494)	(618)
Other financial liabilities	(570)	(535)	(457)
Financial liabilities	(30,761)	(29,042)	(29,374)
Fair value | Derivatives
Financial assets
Financial assets at fair value through profit or loss	118	112	67
Fair value | Other
Financial assets
Financial assets at fair value through profit or loss	852	981	1,012
Carrying amount
Financial assets
Cash and cash equivalents	4,970	4,159	4,994
Financial assets at amortised cost	1,395	1,415	1,079
Financial assets at fair value through other comprehensive income	586	609	438
Financial assets	7,921	7,276	7,590
Financial liabilities
Bank loans and overdrafts	(460)	(506)	(606)
Bonds and other loans	(28,729)	(26,692)	(27,599)
Lease liabilities	(1,358)	(1,395)	(1,428)
Derivatives	(537)	(494)	(618)
Other financial liabilities	(570)	(535)	(457)
Financial liabilities	(31,654)	(29,622)	(30,708)
Carrying amount | Derivatives
Financial assets
Financial assets at fair value through profit or loss	118	112	67
Carrying amount | Other
Financial assets
Financial assets at fair value through profit or loss	€ 852	€ 981	€ 1,012